Impairment and onerous contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Impairment and onerous contracts
Impairment loss	$ 271	$ 917	$ 8,412
Onerous contracts
Impairment and onerous contracts
Impairment loss		257	357
Non-current assets and onerous contracts
Impairment and onerous contracts
Impairment loss	$ 271	1,174	8,769
Investments in associates and joint ventures
Impairment and onerous contracts
Impairment loss			446
Minimum
Impairment and onerous contracts
Discount rate applied to cash flow projections	6.00%
Maximum
Impairment and onerous contracts
Discount rate applied to cash flow projections	9.00%
Ferrous minerals
Impairment and onerous contracts
Goodwill	$ 2,157
Goodwill impairment	0
Nickel CGU
Impairment and onerous contracts
Goodwill	1,953
Goodwill impairment	0
Iron ore | North system
Impairment and onerous contracts
Impairment loss			55
Reversal of impairment loss		(160)
Iron ore | Midwest system
Impairment and onerous contracts
Impairment loss			522
Iron ore | Samarco Mineracao S.A.
Impairment and onerous contracts
Impairment loss			132
Coal | Australia
Impairment and onerous contracts
Impairment loss		27	635
Coal | Mozambique
Impairment and onerous contracts
Impairment loss			2,403
Base metals | Stobie
Impairment and onerous contracts
Impairment loss	133
Base metals | Newfoundland
Impairment and onerous contracts
Impairment loss		631	3,460
Base metals | Vale Nouvelle Caledonie S.A.S.
Impairment and onerous contracts
Impairment loss		284	1,462
Base metals | Onca Puma
Impairment and onerous contracts
Reversal of impairment loss			(252)
Base metals | Teal Minerals Inc.
Impairment and onerous contracts
Impairment loss			314
Several segments | Other assets
Impairment and onerous contracts
Impairment loss	$ 138	$ 135	$ 127